UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: August 31,2008

Date of reporting period: May 31, 2008

Item 1.  Schedule of Investments.
A copy of Schedule of Investments for the period ended 5/31/08 is included with this Form.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2008

Principal Amount		Rate	Maturity Date	Value

U.S. TREASURY OBLIGATIONS (6.0%)
$2,000,000	U.S. Treasury Notes	4.63%	10/31/11	$2,097,502
1,000,000	U.S. Treasury Notes	4.63	7/31/12	1,052,813
1,000,000	U.S. Treasury Notes	3.88	10/31/12	1,023,125
1,117,650	U.S. Treasury Notes (1)	1.63	1/15/15	1,143,497
5,117,650	TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,164,979)			5,316,937

U.S. GOVERNMENT AGENCY OBLIGATIONS (86.2%)
	FEDERAL FARM CREDIT BANK (6.0%)
1,000,000	Federal Farm Credit Bank	6.82	3/16/09	1,032,442
1,000,000	Federal Farm Credit Bank	4.85	10/25/12	1,037,742
3,000,000	Federal Farm Credit Bank	5.70	7/3/17	3,261,747
5,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $5,074,992)			5,331,931

	FEDERAL HOME LOAN BANK (14.4%)
1,000,000	Federal Home Loan Bank	4.10	6/13/08	1,000,516
1,000,000	Federal Home Loan Bank	5.25	11/14/08	1,012,334
1,000,000	Federal Home Loan Bank	4.38	3/17/10	1,022,467
1,000,000	Federal Home Loan Bank	2.75	6/18/10	991,257
1,000,000	Federal Home Loan Bank	4.38	9/17/10	1,023,610
1,000,000	Federal Home Loan Bank	4.88	11/18/11	1,034,459
2,000,000	Federal Home Loan Bank	3.63	5/29/13	1,958,456
1,000,000	Federal Home Loan Bank	4.50	9/16/13	1,017,855
3,000,000	Federal Home Loan Bank	7.45	2/3/20	3,677,667
12,000,000	TOTAL FEDERAL HOME LOAN BANK (Cost $12,309,719)			12,738,621

	FEDERAL HOME LOAN MORTGAGE CORPORATION (40.2%)
1,000,000	Federal Home Loan Mortgage Corporation	4.25	7/15/09	1,015,870
1,000,000	Federal Home Loan Mortgage Corporation	4.13	7/12/10	1,018,645
1,500,000	Federal Home Loan Mortgage Corporation	5.50	9/15/11	1,578,810
1,000,000	Federal Home Loan Mortgage Corporation	4.75	3/5/12	1,030,908
1,000,000	Federal Home Loan Mortgage Corporation	5.13	7/15/12	1,047,703
1,000,000	Federal Home Loan Mortgage Corporation	5.50	8/20/12	1,061,199
1,000,000	Federal Home Loan Mortgage Corporation	4.00	6/12/13	994,981
2,000,000	Federal Home Loan Mortgage Corporation	4.50	7/15/13	2,035,826
1,202,652	Federal Home Loan Mortgage Corporation REMIC Trust Series 3197 Class AB	5.50	8/15/13	1,223,638
1,000,000	Federal Home Loan Mortgage Corporation	5.00	1/30/14	1,037,553
1,000,000	Federal Home Loan Mortgage Corporation	4.50	1/15/15	1,009,480
718,022	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	726,177
759,698	Federal Home Loan Mortgage Corporation REMIC Trust Series R003 Class AG	5.13	10/15/15	768,528
1,018,031	Federal Home Loan Mortgage Corporation REMIC Trust Series 2767 Class CA	4.00	9/15/17	1,007,633
20,003	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	20,031
1,000,000	Federal Home Loan Mortgage Corporation	5.13	11/17/17	1,037,773
339,479	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	339,941
22,426	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	22,456
623,141	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	623,700
20,962	Federal Home Loan Mortgage Corporation Gold PC Pool #E98960	5.00	9/1/18	20,964
53,369	Federal Home Loan Mortgage Corporation Gold PC Pool #B12822	5.00	3/1/19	53,375
50,410	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	49,327
378,903	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	369,704
182,489	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	178,058
53,310	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	53,149
558,892	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	557,209
51,530	Federal Home Loan Mortgage Corporation Gold PC Pool #G11986	5.00	4/1/21	51,278

1

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rate	Maturity Date	Value

$64,779	Federal Home Loan Mortgage Corporation Gold PC Pool #G12319	5.00%	6/1/21	$64,584
211,059	Federal Home Loan Mortgage Corporation Gold PC Pool #J03233	5.00	8/1/21	210,025
1,500,798	Federal Home Loan Mortgage Corporation Gold PC Pool #G12381	5.00	9/1/21	1,496,278
752,730	Federal Home Loan Mortgage Corporation REMIC Trust Series 2773 Class DA	5.00	6/15/22	760,284
413,538	Federal Home Loan Mortgage Corporation REMIC Trust Series 2937 Class JC	5.00	9/15/22	417,282
1,167,931	Federal Home Loan Mortgage Corporation REMIC Trust Series 3033 Class KT	5.00	9/15/22	1,179,482
594,288	Federal Home Loan Mortgage Corporation Gold PC Pool #C90684	4.50	5/1/23	567,223
686,899	Federal Home Loan Mortgage Corporation REMIC Trust Series 3132 Class MA	5.50	12/15/23	698,633
777,410	Federal Home Loan Mortgage Corporation REMIC Trust Series 3147 Class YE	5.50	7/15/24	791,856
1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2690 Class OE	5.00	11/15/28	1,010,821
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,200,460
779,388	Federal Home Loan Mortgage Corporation REMIC Trust Series 3061 Class HA	5.50	4/15/31	792,531
506,016	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	488,739
362,401	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	360,132
1,431,825	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	1,463,504
936,634	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	907,013
537,357	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	520,363
565,313	Federal Home Loan Mortgage Corporation Pool #783022 (2)	4.42	2/1/35	564,707
581,405	Federal Home Loan Mortgage Corporation Gold PC Pool #A56491	5.00	1/1/37	562,466
369,317	Federal Home Loan Mortgage Corporation Gold PC Pool #G08184	5.00	1/1/37	357,287
908,019	Federal Home Loan Mortgage Corporation Gold PC Pool #A56467	5.50	1/1/37	903,128
1,472,653	Federal Home Loan Mortgage Corporation Gold PC Pool #A59334	5.50	4/1/37	1,464,047
35,173,077	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $35,295,010)			35,714,761

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.5%)
29,409	Federal National Mortgage Association Pool #254243	6.00	2/1/09	30,120
67,894	Federal National Mortgage Association Pool #254273	5.00	3/1/09	68,659
1,000,000	Federal National Mortgage Association	4.50	2/15/11	1,025,086
275,543	Federal National Mortgage Association Pool #255325	4.50	7/1/11	278,462
95,507	Federal National Mortgage Association Pool #511823	5.50	5/1/16	97,189
70,351	Federal National Mortgage Association Pool #615289	5.50	12/1/16	71,590
198,498	Federal National Mortgage Association Pool #622373	5.50	12/1/16	201,994
121,630	Federal National Mortgage Association Pool #631328	5.50	2/1/17	123,734
175,385	Federal National Mortgage Association Pool #623503	6.00	2/1/17	180,581
17,128	Federal National Mortgage Association Pool #643277	5.50	4/1/17	17,424
15,890	Federal National Mortgage Association Pool #638247	5.50	5/1/17	16,165
974,093	Federal National Mortgage Association REMIC Trust Series 2003-52 Class KR	3.50	7/25/17	948,892
332,123	Federal National Mortgage Association Pool #254684	5.00	3/1/18	332,472
105,566	Federal National Mortgage Association Pool #685183	5.00	3/1/18	105,677
120,456	Federal National Mortgage Association Pool #703936	5.00	5/1/18	120,582
506,250	Federal National Mortgage Association Pool #790984	5.00	7/1/19	506,149
531,456	Federal National Mortgage Association Pool #786915	5.00	8/1/19	531,350
353,822	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	350,419
890,846	Federal National Mortgage Association REMIC Trust Series 2003-17 Class ED	4.25	9/25/22	876,173
350,603	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	352,452
167,604	Federal National Mortgage Association Pool #412682	6.00	3/1/28	171,627
62,882	Federal National Mortgage Association Pool #424691	6.50	4/1/28	65,531
184,987	Federal National Mortgage Association Pool #425239	6.50	4/1/28	192,779
862,557	Federal National Mortgage Association REMIC Trust Series 2003-26 Class AW	4.00	4/25/30	852,568
1,000,000	Federal National Mortgage Association REMIC Trust Series 2006-102 Class PB	5.00	4/25/30	1,003,178
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,259,489
1,315	Federal National Mortgage Association Pool #568625	7.50	1/1/31	1,417
99,906	Federal National Mortgage Association Pool #571090	7.50	1/1/31	107,595
1,891	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,037
44,819	Federal National Mortgage Association Pool #629297	6.50	2/1/32	46,637
430,440	Federal National Mortgage Association Pool #626440	7.50	2/1/32	462,217
53,253	Federal National Mortgage Association Pool #634996	6.50	5/1/32	55,364
72,507	Federal National Mortgage Association Pool #254383	7.50	6/1/32	77,860
316,078	Federal National Mortgage Association Pool #254476	5.50	9/1/32	315,169

2

Value Line U.S. Government Securities Fund, Inc.

May 31, 2008

Principal Amount	Rate	Maturity Date	Value

$9,769	Federal National Mortgage Association Pool #688539	5.50%	3/1/33	$9,738
441,206	Federal National Mortgage Association Pool #650386	5.00	7/1/33	428,080
474,979	Federal National Mortgage Association Pool #726889	5.50	7/1/33	473,465
458,297	Federal National Mortgage Association Pool #759028	5.50	1/1/34	456,837
234,035	Federal National Mortgage Association Pool #761913	5.50	2/1/34	233,069
241,000	Federal National Mortgage Association Pool #763393	5.50	2/1/34	240,232
270,621	Federal National Mortgage Association Pool #769862	5.50	2/1/34	269,505
26,357	Federal National Mortgage Association Pool #769682	5.00	3/1/34	25,548
905,343	Federal National Mortgage Association REMIC Trust Series 2004-60 Class LB	5.00	4/25/34	892,741
21,485	Federal National Mortgage Association Pool #778141	5.00	5/1/34	20,826
396,133	Federal National Mortgage Association Pool #773586	5.50	6/1/34	394,499
427,883	Federal National Mortgage Association Pool #255311	6.00	7/1/34	435,612
20,986	Federal National Mortgage Association Pool #258149	5.50	9/1/34	20,899
4,349	Federal National Mortgage Association Pool #789150	5.00	10/1/34	4,216
630,961	Federal National Mortgage Association Pool #255496	5.00	11/1/34	611,598
61,655	Federal National Mortgage Association Pool #797154	5.50	11/1/34	61,401
139,618	Federal National Mortgage Association Pool #801063	5.50	11/1/34	139,043
254,795	Federal National Mortgage Association Pool #803675	5.50	12/1/34	253,744
252,884	Federal National Mortgage Association Pool #804683	5.50	12/1/34	251,841
559,574	Federal National Mortgage Association Pool #815813 (2)	4.58	2/1/35	569,573
46,785	Federal National Mortgage Association Pool #255580	5.50	2/1/35	46,591
620,690	Federal National Mortgage Association Pool #735224	5.50	2/1/35	618,712
725,522	Federal National Mortgage Association Pool #896016	6.00	8/1/36	737,039
895,383	Federal National Mortgage Association Pool #901561	5.50	10/1/36	890,290
963,151	Federal National Mortgage Association Pool #919584	6.00	6/1/37	978,236
1,000,000	Federal National Mortgage Association TBA	5.50	6/30/38	992,812

20,614,150	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $20,741,590)			20,904,785

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.1%)
207,955	Government National Mortgage Association Pool #003645	4.50	12/20/19	202,650
11,084	Government National Mortgage Association Pool #541349	6.00	4/15/31	11,338
8,995	Government National Mortgage Association Pool #557681	6.00	8/15/31	9,201
135,472	Government National Mortgage Association Pool #548880	6.00	12/15/31	138,575
98,906	Government National Mortgage Association Pool #551762	6.00	4/15/32	101,109
47,667	Government National Mortgage Association Pool #582415	6.00	11/15/32	48,730
317,616	Government National Mortgage Association Pool #604485	6.00	7/15/33	324,495
163,578	Government National Mortgage Association Pool #622603	6.00	11/15/33	167,121
8,163	Government National Mortgage Association Pool #429786	6.00	12/15/33	8,340
356,269	Government National Mortgage Association Pool #605025	6.00	2/15/34	363,650
10,351	Government National Mortgage Association Pool #626480	6.00	2/15/34	10,565
87,113	Government National Mortgage Association Pool #610944	5.50	4/15/34	87,355
109,047	Government National Mortgage Association Pool #605245	5.50	6/15/34	109,350
248,176	Government National Mortgage Association Pool #583008	5.50	6/15/34	248,866

1,810,392	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $1,838,255)			1,831,345

74,597,619	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,259,566)			76,521,443

	TOTAL INVESTMENT SECURITIES (92.2%) (Cost $80,424,545)			81,838,380

3

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)

REPURCHASE AGREEMENT
(3) (8.2%)

Principal Amount		Value

$7,300,000	With State Street Bank & Trust, 1.60%, dated 5/30/08, due 6/2/08, delivery value $7,301,083 (collateralized by $7,495,000 U.S. Treasury Bills 1.90%, due 9/18/08 with a value of $7,451,092)	$7,300,000

	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.4%)	(368,130)

	NET ASSETS (100.0%)	$88,770,250

	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($88,770,250 ÷ 7,640,552 shares outstanding)	$11.62

(1)	Treasury Inflation Protected Security (TIPS).
(2)	Adjustable rate security. The rate shown is as of May 31, 2008.
(3)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation

$87,724,545	$1,892,768	$(478,933)	$1,413,835

4

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective March 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$-	-
Level 2 - Other Significant Observable Inputs	89,837,119	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$89,837,119	-

*Other financial instruments include futures, forwards and swap contracts.

4

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 02/29/08	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 05/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 05/31/08	$-	$-

*The realized gain/loss earned during the period ended 05/31/08 for other financial instruments was $-.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Jean Buttner
Jean B. Buttner, President

Date:	July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	July 24, 2008